Condensed Consolidated Statement of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 6,076	$ 6,832	$ 10,174	$ 13,391	$ 27,285	$ 28,812
General and administrative	8,862	6,127	14,633	9,374	18,049	12,754
Total operating expenses	14,938	12,959	24,807	22,765	45,334	41,566
Loss from operations	(14,938)	(12,959)	(24,807)	(22,765)	(45,334)	(41,566)
Interest income (expense), net					(55)	417
Other (expense) income, net	(544)	36	(1,966)	84	(408)	(680)
Loss before income taxes	(15,482)	(12,923)	(26,773)	(22,681)	(45,797)	(41,829)
Provision (benefit) for income taxes	0	(1)	0	0	(1)	(30)
Net loss and comprehensive loss	(15,482)	(12,922)	(26,773)	(22,681)	(45,798)	(41,859)
Accretion on redeemable convertible preferred stock	0	128	129	256	(518)	(505)
Net loss attributable to common stockholders	$ (15,482)	$ (13,050)	$ (26,902)	$ (22,937)	$ (46,316)	$ (42,364)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.10)	$ (35.88)	$ (3.60)	$ (63.32)	$ (91.05)	$ (122.07)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	14,119,672	363,684	7,475,242	362,246	508,668	347,042